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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-02423

                         VAN KAMPEN CORPORATE BOND FUND
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York             10036
            (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 8/31

Date of reporting period: 7/1/08-6/30/09

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02423
Reporting Period: 07/01/2008 - 06/30/2009
Van Kampen Corporate Bond Fund









======================== VAN KAMPEN CORPORATE BOND FUND ========================


CAROLINA POWER & LIGHT CO.

Ticker:                      Security ID:  144141CW6
Meeting Date: JUN 1, 2009    Meeting Type: Written Consent
Record Date:  MAY 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Sole Purpose Of The Consent         For       For          Management
      Solicitation Is To Permit The Company
      To Amend The Mortgage To Extend The
      Date Of Maturity Of The Mortgage From
      May 1, 2040 To May 1, 2140.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Corporate Bond Fund


By (Signature and Title)*               /s/ Edward C. Wood III
                                        ----------------------------------------
                                        Edward C. Wood III
                                        President and Principal Executive
                                        Officer -- Office of the Funds

Date August 28, 2009

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* Print the name and title of each signing officer under his or her signature.